Prepayments on long-term assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments on long-term assets
11.	Prepayments on long-term assets
The following is a summary of prepayments on long-term assets as of December 31,2022 and 2023:

	As of December 31,
	2022	2023
	(in thousands)
Prepayments on buildings (Note a)	112,856	112,856
Prepayments on other non-current assets (Note b)	—	569

	112,856	113,425

Note a: On December 21, 2021, the Group entered into a sale and purchase agreement (the “S&P Agreement”) with an independent third party, pursuant to which, the Group agreed to purchase a premise located in Shanghai, the PRC, at a consideration of RMB112,855,500, and fulfill certain tax requirement that during the period starting from the date of the S&P Agreement to December 31,

2024, the total amount of taxes payments would be not less than approximately RMB50,000,000 in aggregate. In the event that the Group fails to meet the tax requirements of RMB50,000,000, the counterparty has the right to demand a delay in delivering the premise until the Group supplements the taxation requirements, or to terminate the S&P agreement by returning all prepayments to the Group without any penalty. Although phased requirements for the taxation of RMB50,000,000 are stated in the S&P agreement, the fulfillment of these phased requirements only affects the Group’s entitlement on certain government subsidies and does not involve the counterparty’s right to terminate the S&P agreement. As of December 31, 2023, the consideration has been fully paid. The prepayments are refundable subject to (i) the agreement is terminated by uncontrollable factors of which the liability of breach of agreement does not lay on either the seller or the Group, or (ii) the agreement is terminated by the Group on the ground that the seller cannot fulfill the responsibility of the agreement.
Note b: The amount represents the prepaid allocated purchase price for customer relationships and software, which were still in the transfer process and had not been finalized as of December 31, 2023. Please refer to Note 9 for further details regarding the asset acquisition process.